Net gains/(losses) on financial instruments classified as held for trading (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net gains/(losses) on financial instruments classified as held for trading [Abstract]
Fixed income securities		R$ 9,862,617	R$ 4,654,959
Derivative financial instruments		(1,426,160)	10,887,800
Equity securities		1,186,651	860,011
Total	R$ 0	R$ 9,623,108	R$ 16,402,770